Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Deutsche Bank AG, New York Branch, German American Capital Corporation, Deutsche Bank Securities Inc. and The Williams Capital Group, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to CGDB Commercial Mortgage Trust 2019-MOB, Commercial Mortgage Pass-Through Certificates, Series 2019-MOB” (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single mortgage loan (the “Mortgage Loan Asset”) secured by 34 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset(s) and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company or any other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of November 9, 2019.
•	The phrase “LIBOR Assumption” refers to the rate of 1.85000%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:
o	CGDB 2019-MOB Accounting Tape.xlsx (provided on October 30, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Ground Lease” refers to the signed ground lease, and/or any riders or amendments thereof.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, and rent roll, prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From October 16, 2019 through October 30, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 30, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip	Appraisal Report	None
9	County	Appraisal Report	None
10	MSA	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	NRA (SF)	Underwriting File	None
14	Unit of Measure	Underwriting File	None
15	Occupancy (%)	Underwriting File	None
16	Occupancy Date	Underwriting File	None
17	Location	Underwriting File	None
18	Hospital Campus	Underwriting File	None
19	Hospital Operator / Affiliate	Underwriting File	None
20	# of tenants	Underwriting File	None
21	WA Lease Expiration Date	Underwriting File	None
22	WA Lease Term Remaining	Underwriting File	None
23	Ownership Interest	Title Policy	None
24	Ground Lessor	Ground Lease	None
25	Ground Lease Maturity Date	Ground Lease	None
26	Ground Lease Extensions	Ground Lease	None
27	Fully Extended Ground Lease Maturity Date	Ground Lease	None
28	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
29	Cut-Off Date Allocated Mortgage Loan Amount per Metric ($)	Recalculation	None
30	% of Mortgage Loan Cut-off Date Balance	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
31	Mezzanine A Loan Cut-off Date Balance ($)	Loan Agreement	None
32	Mezzanine B Loan Cut-off Date Balance ($)	Loan Agreement	None
33	Total Loan Cut-off Date Balance ($)	Recalculation	None
34	Cut-Off Date Allocated Total Loan Amount per Metric ($)	Recalculation	None
35	Individual As-Is Appraised Value Date	Appraisal Report	None
36	Individual As-Is Appraised Value	Appraisal Report	None
37	Individual As-Is Appraised Value per Metric	Recalculation	None
38	Portfolio Appraised Value Date	Appraisal Report	None
39	Portfolio Appraised Value	Appraisal Report	None
40	Origination Date	Loan Agreement	None
41	Assumed LIBOR	None - Company Provided	None
42	Mortgage Loan Trust Margin	Loan Agreement	None
43	Mezzanine A Loan Margin	Mezzanine Loan Agreement	None
44	Mezzanine B Loan Margin	Mezzanine Loan Agreement	None
45	LIBOR Cap	Interest Rate Cap Agreement	None
46	LIBOR Lookback days	Loan Agreement	None
47	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
48	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
49	Amort Type	Loan Agreement	None
50	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
51	Mortgage Loan Annual Debt Service Payment	Recalculation	None
52	Mezzanine A Loan Annual Debt Service Payment	Recalculation	None
53	Mezzanine B Loan Annual Debt Service Payment	Recalculation	None
54	Total Loan Annual Debt Service Payment	Recalculation	None
55	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
56	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
57	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
58	Total Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
59	Grace Period	Loan Agreement	None
60	First Loan Payment Date	Loan Agreement	None
61	Seasoning	Recalculation	None
62	Original Term to Maturity (Months)	Loan Agreement	None
63	Remaining Term to Maturity (Months)	Recalculation	None
64	Original Amortization Term (Months)	Not Applicable*	None
65	Remaining Amortization Term (Months)	Not Applicable*	None
66	Original IO Term (Months)	Loan Agreement	None
67	Remaining IO Term (Months)	Recalculation	None
68	Initial Maturity Date	Loan Agreement	None
69	Floating Rate Component Extensions	Loan Agreement	None
70	Fully Extended Maturity Date	Loan Agreement	None
71	Lockbox	Loan Agreement	None
72	Cash Management Type	Loan Agreement	None
73	Cash Management Trigger	Loan Agreement	None
74	Administrative Fee Rate (%)	None - Company Provided	None
75	Prepayment Provision	Loan Agreement	None
76	Partial Release Allowed?	Loan Agreement	None
77	Portfolio Value Mortgage Loan Cut-off Date LTV	Recalculation	None
78	Portfolio Value Mortgage Loan Balloon LTV	Recalculation	None
79	Sum of As-Is Individual Values Mortgage Loan Cut-off Date LTV	Recalculation	None
80	Sum of As-Is Individual Values Mortgage Loan Balloon LTV	Recalculation	None
81	Mortgage Loan UW NOI Debt Yield	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
82	Mortgage Loan UW NCF Debt Yield	Recalculation	None
83	Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
87	Portfolio Value Total Loan Cut-off Date LTV	Recalculation	None
88	Portfolio Value Total Loan Balloon LTV	Recalculation	None
89	Sum of As-Is Individual Values Total Loan Cut-off Date LTV	Recalculation	None
90	Sum of As-Is Individual Values Total Loan Balloon LTV	Recalculation	None
91	Total Loan UW NOI Debt Yield	Recalculation	None
92	Total Loan UW NCF Debt Yield	Recalculation	None
93	Total Loan UW NOI DSCR	Recalculation	None
94	Total Loan UW NCF DSCR	Recalculation	None
95	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
96	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
97	Initial Tax Escrow	Loan Agreement; Settlement Statement	None
98	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement	None
99	Tax Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
100	Initial Insurance Escrow	Loan Agreement; Settlement Statement	None
101	Ongoing Insurance Escrow Monthly	Loan Agreement; Settlement Statement	None
102	Insurance Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
103	Initial Immediate Repairs Escrow	Loan Agreement; Settlement Statement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
104	Initial Cap Ex Escrow	Loan Agreement; Settlement Statement	None
105	Ongoing Cap Ex Escrow Monthly	Loan Agreement; Settlement Statement	None
106	Cap Ex Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
107	Cap Ex Escrow Cap	Loan Agreement; Settlement Statement	None
108	Initial TI/LC Escrow	Loan Agreement; Settlement Statement	None
109	Ongoing TI/LC Escrow Monthly	Loan Agreement; Settlement Statement	None
110	TI/LC Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
111	Initial Ground Rent Escrow	Loan Agreement; Settlement Statement	None
112	Ongoing Ground Rent Escrow Monthly	Loan Agreement; Settlement Statement	None
113	Ground Rent Springing Conditions	Loan Agreement; Settlement Statement	None
114	Initial Other Escrow	Loan Agreement; Settlement Statement	None
115	Ongoing Other Escrow Monthly	Loan Agreement; Settlement Statement	None
116	Other Escrow Description	Loan Agreement; Settlement Statement	None
117	Largest Tenant	Underwriting File	None
118	Largest Tenant Lease Start	Underwriting File	None
119	Largest Tenant Lease Exp.	Underwriting File	None
120	Largest Tenant NRA	Underwriting File	None
121	Largest Tenant UW Base Rent	Underwriting File	None
122	Largest Tenant Gross Rent	Underwriting File	None
123	2nd Largest Tenant	Underwriting File	None
124	2nd Largest Tenant Lease Start	Underwriting File	None
125	2nd Largest Tenant Lease Exp.	Underwriting File	None
126	2nd Largest Tenant NRA	Underwriting File	None
127	2nd Largest Tenant UW Base Rent	Underwriting File	None
128	2nd Largest Tenant Gross Rent	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
129	3rd Largest Tenant	Underwriting File	None
130	3rd Largest Tenant Lease Start	Underwriting File	None
131	3rd Largest Tenant Lease Exp.	Underwriting File	$1.00
132	3rd Largest Tenant NRA	Underwriting File	$1.00
133	3rd Largest Tenant UW Base Rent	Underwriting File	$1.00
134	3rd Largest Tenant Gross Rent	Underwriting File	$1.00
135	2017 Base Rent	Underwriting File	$1.00
136	2018 Base Rent	Underwriting File	$1.00
137	July TTM Base Rent	Underwriting File	$1.00
138	Budget Base Rent	Underwriting File	$1.00
139	UW Base Rent	Underwriting File	$1.00
140	2017 Potential Income from Vacant Space	Underwriting File	$1.00
141	2018 Potential Income from Vacant Space	Underwriting File	$1.00
142	July TTM Potential Income from Vacant Space	Underwriting File	$1.00
143	Budget Potential Income from Vacant Space	Underwriting File	$1.00
144	UW Potential Income from Vacant Space	Underwriting File	$1.00
145	2017 Rent Steps	Underwriting File	$1.00
146	2018 Rent Steps	Underwriting File	$1.00
147	July TTM Rent Steps	Underwriting File	$1.00
148	Budget Rent Steps	Underwriting File	$1.00
149	UW Rent Steps	Underwriting File	$1.00
150	2017 Expense Reimbursement	Underwriting File	$1.00
151	2018 Expense Reimbursement	Underwriting File	$1.00
152	July TTM Expense Reimbursement	Underwriting File	$1.00
153	Budget Expense Reimbursement	Underwriting File	$1.00
154	UW Expense Reimbursement	Underwriting File	$1.00
155	2017 Gross Potential Rent	Underwriting File	$1.00
156	2018 Gross Potential Rent	Underwriting File	$1.00
157	July TTM Gross Potential Rent	Underwriting File	$1.00
158	Budget Gross Potential Rent	Underwriting File	$1.00
159	UW Gross Potential Rent	Underwriting File	$1.00
160	2017 Other Income	Underwriting File	$1.00
161	2018 Other Income	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
162	July TTM Other Income	Underwriting File	$1.00
163	Budget Other Income	Underwriting File	$1.00
164	UW Other Income	Underwriting File	$1.00
165	2017 Economic Vacancy	Underwriting File	$1.00
166	2018 Economic Vacancy	Underwriting File	$1.00
167	July TTM Economic Vacancy	Underwriting File	$1.00
168	Budget Economic Vacancy	Underwriting File	$1.00
169	UW Economic Vacancy	Underwriting File	$1.00
170	2017 EGI	Underwriting File	$1.00
171	2018 EGI	Underwriting File	$1.00
172	July TTM EGI	Underwriting File	$1.00
173	Budget EGI	Underwriting File	$1.00
174	UW EGI	Underwriting File	$1.00
175	2017 Repairs & Maintenance	Underwriting File	$1.00
176	2018 Repairs & Maintenance	Underwriting File	$1.00
177	July TTM Repairs & Maintenance	Underwriting File	$1.00
178	Budget Repairs & Maintenance	Underwriting File	$1.00
179	UW Repairs & Maintenance	Underwriting File	$1.00
180	2017 Utilities	Underwriting File	$1.00
181	2018Utilities	Underwriting File	$1.00
182	July TTM Utilities	Underwriting File	$1.00
183	Budget Utilities	Underwriting File	$1.00
184	UW Utilities	Underwriting File	$1.00
185	2017 Management Fees	Underwriting File	$1.00
186	2018 Management Fees	Underwriting File	$1.00
187	July TTM Management Fees	Underwriting File	$1.00
188	Budget Management Fees	Underwriting File	$1.00
189	UW Management Fees	Underwriting File	$1.00
190	2017 Insurance	Underwriting File	$1.00
191	2018 Insurance	Underwriting File	$1.00
192	July TTM Insurance	Underwriting File	$1.00
193	Budget Insurance	Underwriting File	$1.00
194	UW Insurance	Underwriting File	$1.00
195	2017 Real Estate Taxes	Underwriting File	$1.00
196	2018 Real Estate Taxes	Underwriting File	$1.00
197	July TTM Real Estate Taxes	Underwriting File	$1.00
198	Budget Real Estate Taxes	Underwriting File	$1.00

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CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
199	UW Real Estate Taxes	Underwriting File	$1.00
200	2017 General & Administrative	Underwriting File	$1.00
201	2018 General & Administrative	Underwriting File	$1.00
202	July TTM General & Administrative	Underwriting File	$1.00
203	Budget General & Administrative	Underwriting File	$1.00
204	UW General & Administrative	Underwriting File	$1.00
205	2017 Ground Rent	Underwriting File	$1.00
206	2018 Ground Rent	Underwriting File	$1.00
207	July TTM Ground Rent	Underwriting File	$1.00
208	Budget Ground Rent	Underwriting File	$1.00
209	UW Ground Rent	Underwriting File	$1.00
210	2017 Non-Recoverable Expenses	Underwriting File	$1.00
211	2018 Non-Recoverable Expenses	Underwriting File	$1.00
212	July TTM Non-Recoverable Expenses	Underwriting File	$1.00
213	Budget Non-Recoverable Expenses	Underwriting File	$1.00
214	UW Non-Recoverable Expenses	Underwriting File	$1.00
215	2017 Total Operating Expenses	Underwriting File	$1.00
216	2018 Total Operating Expenses	Underwriting File	$1.00
217	July TTM Total Operating Expenses	Underwriting File	$1.00
218	Budget Total Operating Expenses	Underwriting File	$1.00
219	UW Total Operating Expenses	Underwriting File	$1.00
220	2017 NOI	Underwriting File	$1.00
221	2018 NOI	Underwriting File	$1.00
222	July TTM NOI	Underwriting File	$1.00
223	Budget NOI	Underwriting File	$1.00
224	UW NOI	Underwriting File	$1.00
225	2017 Replacement Reserves	Underwriting File	$1.00
226	2018 Replacement Reserves	Underwriting File	$1.00
227	July TTM Replacement Reserves	Underwriting File	$1.00
228	Budget Replacement Reserves	Underwriting File	$1.00
229	UW Replacement Reserves	Underwriting File	$1.00
230	2017 TI/LC	Underwriting File	$1.00
231	2018 TI/LC	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance
232	July TTM TI/LC	Underwriting File	$1.00
233	Budget TI/LC	Underwriting File	$1.00
234	UW TI/LC	Underwriting File	$1.00
235	2017 NCF	Underwriting File	$1.00
236	2018 NCF	Underwriting File	$1.00
237	July TTM NCF	Underwriting File	$1.00
238	Budget NCF	Underwriting File	$1.00
239	UW NCF	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term NAP. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
29	Cut-Off Date Allocated Mortgage Loan Amount per Metric ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) NRA (SF).
30	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance for the respective mortgaged real property and (ii) aggregate sum of the Mortgage Loan Cut-off Date Balance for the respective loan.
33	Total Loan Cut-off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance, (ii) Mezzanine A Loan Cut-off Date Balance ($) and (iii) Mezzanine B Loan Cut-off Date Balance ($)
34	Cut-Off Date Allocated Total Loan Amount per Metric ($)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) NRA (SF).
37	Individual As-Is Appraised Value per Metric	Quotient of (i) Individual As-Is Appraised Value Date and (ii) NRA (SF).
50	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
51	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
52	Mezzanine A Loan Annual Debt Service Payment	Product of (i) Mezzanine A Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mezzanine A Loan Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
53	Mezzanine B Loan Annual Debt Service Payment	Product of (i) Mezzanine B Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mezzanine B Loan Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
54	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment, (ii) Mezzanine A Loan Annual Debt Service Payment and (iii) Mezzanine B Loan Annual Debt Service Payment.
55	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
56	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine A Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mezzanine A Loan Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
57	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine B Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mezzanine B Loan Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
58	Total Loan Annual Debt Service Payment at LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap, (ii) Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap and (iii) Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
61	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
63	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
67	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
77	Portfolio Value Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
78	Portfolio Value Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
79	Sum of As-Is Individual Values Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
80	Sum of As-Is Individual Values Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
81	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Cut-off Date Balance.
82	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Cut-off Date Balance.
83	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment.
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
87	Portfolio Value Total Loan Cut-off Date LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
88	Portfolio Value Total Loan Balloon LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
89	Sum of As-Is Individual Values Total Loan Cut-off Date LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

CGDB Commercial Mortgage Trust 2019-MOB Commercial Mortgage Pass-Through Certificates, Series 2019-MOB

Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
90	Sum of As-Is Individual Values Total Loan Balloon LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value.
91	Total Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Total Loan Cut-off Date Balance ($).
92	Total Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Total Loan Cut-off Date Balance ($).
93	Total Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Total Loan Annual Debt Service Payment.
94	Total Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Total Loan Annual Debt Service Payment.
95	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
96	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17